Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure - Carrying Amount of Financial Assets [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	$ 49,391,627	$ 20,535,210
Subscription receivable		50,000,000
Other receivables	696,968	158,231
Receivables from affiliated entities	1,433,243	959,935
Related party receivables	75,000	655,683
Total	$ 51,596,838	$ 72,309,059